Share-based compensation (Details) - LTIP - shares	12 Months Ended		72 Months Ended
	Dec. 31, 2021	Dec. 31, 2016	Dec. 31, 2021
Share-based compensation
Stock issued as percentage of issued ordinary share capital		10.00%	2.30%
Expiration period		3 years
Period of clawback provisions		5 years
Number of shares available for grant	17,800,000		17,800,000
Shares issued under plan	5,100,000
Employees part of senior management | Minimum
Share-based compensation
Percentage of awards issued		50